Long-term Debt - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended					1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Jul. 30, 2010	Jul. 30, 2010 Minimum	Dec. 31, 2012 Minimum	May 10, 2012 Senior Secured Notes	Jul. 30, 2010 Senior Secured Notes	Dec. 31, 2012 Senior Secured Notes	Dec. 31, 2011 Senior Secured Notes	Jul. 30, 2010 Senior Secured Notes Prior to July 30, 2012	Jul. 30, 2010 Senior Secured Notes From July 31, 2012 through July 30, 2013	Jul. 30, 2010 Senior Secured Notes July 31, 2013 and thereafter	Dec. 31, 2012 Senior Secured Notes One-Month LIBOR	May 10, 2012 Senior Secured Credit Facility	Dec. 31, 2012 Senior Secured Credit Facility	May 10, 2012 Senior Secured Credit Facility Option 1	May 10, 2012 Senior Secured Credit Facility Option 2	Dec. 31, 2012 Senior Secured Credit Facility Minimum	May 10, 2012 Senior Secured Credit Facility LIBOR Option 1	May 10, 2012 Senior Secured Credit Facility Base Rate Option 2	May 10, 2012 Senior Secured Credit Facility Term Loan	Mar. 31, 2013 Senior Secured Credit Facility Term Loan	Dec. 31, 2012 Senior Secured Credit Facility Term Loan	May 10, 2012 Senior Secured Credit Facility Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, principal amount										$ 17,500														$ 25,000
Debt instrument, frequency of principal payment										Monthly
Debt instrument, maturity date										Jul. 30, 2014
Debt instrument, description of prepayment conditions										Prepayment of the Senior Secured Notes would have been required upon (a) the sale of substantially all of the Company’s assets or a change in control upon the sale of equity, (b) the disposition, involuntary or voluntary, of any asset in a single transaction or series of related transactions in excess of $50, subject to permitted reinvestment, (c) a registered firm commitment underwritten public offering by the Company of its ordinary shares resulting in aggregate gross cash proceeds greater than $50,000 and in which the initial price to the public is at least $13.91 per share, as adjusted for any share capital subdivision or consolidation (a “Qualified Public Offering”), and (d) any excess cash flow generated by the Company, defined as (i) positive cash flow from operations, plus (ii) any cash flow from extraordinary receipts, less (iii) repayments of the Senior Secured Notes, less (iv) the unfinanced cash portion of capital expenditures net of any proceeds received from sales of fixed assets (each, a “Prepayment Event”).
Prepayment condition, transaction amount of voluntary or involuntary disposition of any asset							50
Prepayment condition, aggregate gross cash proceeds from a registered firm commitment underwritten public offering		94,667					50,000	50,000
Prepayment condition, initial per share price to the public							$ 13.91	$ 13.91
Percentage of principal balance due upon a Prepayment Event, in addition to accrued and unpaid interest													103.00%	101.00%	100.00%
Prepayment amount as a percentage of excess cash flow										50.00%
Debt instrument, interest rate in addition to variable rate																9.50%						3.50%	2.50%
Debt instrument, minimum interest rate											12.50%								4.50%	5.50%
Debt instrument, actual interest rate												12.50%
Debt instrument, additional interest rate charged in the event of default											2.50%
Debt instrument, discount		556	449	619	520	690																		651	520
Accretion amount	43	62	170	71
Proceeds from Term Loan of Senior Secured Credit Facility																								25,000
Principal amount of debt repaid									17,063
Prepayment premium									512
Loss on extinguishment of debt		(934)									(934)
Amortization of unamortized debt discount											387														36	95
Deferred financing cost, amortization											18														27	71
Prepayment premium paid in cash											512
Legal fees											17
Credit facility, maximum borrowing capacity																											25,000
Credit facility, expiration date																											May 10, 2017
Principal under Term Loan due in 2012																										313
Principal under Term Loan due in 2013																										1,250
Principal under Term Loan due in 2014																										1,406
Principal under Term Loan due in 2015																										2,031
Principal under Term Loan due in 2016																										2,500
Principal under Term Loan due in 2017																										17,500
Prepayment penalty																	1.00%
Capitalized deferred financing costs																								484	387
Capitalized deferred financing costs, current																									105
Capitalized deferred financing costs, noncurrent																									282
Debt instrument, covenant description																		The Senior Secured Credit Facility contains financial covenants that, among other things, require the Company to maintain liquidity of at least $10,000, comprised of cash plus availability under borrowings, and limits the Company's maximum total leverage ratio (total indebtedness with a maturity greater than twelve months to earnings before interest, taxes, depreciation and amortization and certain other adjustments, as defined by the terms of the Senior Secured Credit Facility agreement). The leverage ratio becomes more restrictive in each of 2013 and 2014. The Senior Secured Credit Facility also requires the Company to maintain other affirmative and negative covenants. The Company was in compliance with all such covenants as of December 31, 2012.
Debt covenant, liquidity required																					$ 10,000